Basis of Presentation and Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Oct. 31, 2009 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Mar. 06, 2012 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Aug. 31, 2004 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2013 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Feb. 28, 2005 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2013 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Mar. 06, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Credit Facility Bank Credit Facility, due March 2015	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2013 Carrying Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Credit Facility Bank Credit Facility, due March 2015	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2013 Fair Value Fair Value, Inputs, Level 2 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Credit facility value											$ 393,000	$ 221,995							$ 393,491	$ 229,781
Note stated interest rate	11.50%	11.50%	11.50%	11.50%	7.125%	7.125%	6.875%	6.875%	11.00%	11.00%			11.50%	11.50%	9.75%	7.125%	6.875%	11.00%
Note value													$ 195	$ 190,902	$ 500,000	$ 21,156	$ 9,654	$ 271,022			$ 225	$ 225,025	$ 524,375	$ 20,812	$ 9,473	$ 272,438